Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of equity method investments	The carrying values and equity interests in our joint ventures at March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022		DECEMBER 31, 2021
	CARRYING VALUE	EQUITY INTEREST	CARRYING VALUE	EQUITY INTEREST
Joint venture with Web Werks India Private Limited	$51,258	38.50%	$51,140	38.50%
Joint venture with AGC Equity Partners (the “Frankfurt JV”)	26,472	20.00%	26,167	20.00%
MakeSpace JV	—	—%	30,154	49.99%
Clutter JV	66,625	26.76%	—	—%
The carrying values and equity interests in our joint ventures at December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021		DECEMBER 31, 2020
	CARRYING VALUE	EQUITY INTEREST	CARRYING VALUE	EQUITY INTEREST
Web Werks JV	$51,140	38.50%	$—	—%
Frankfurt JV	26,167	20.00%	26,500	20.00%
MakeSpace JV	30,154	49.99%	16,924	38.86%